Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Customers and agents, allowances	$ 37,654	$ 59,206
Other, allowances	859	1,032
U.S. Cellular shareholders' equity
Authorized shares	190,000	190,000
Issued shares	88,074	88,074
Outstanding shares	84,080	84,205
Par value	88,074	88,074
Treasury shares	3,994	3,869
Common Shares
U.S. Cellular shareholders' equity
Authorized shares	140,000	140,000
Issued shares	55,068	55,068
Outstanding shares	51,074	51,199
Par value per share	$ 1.00	$ 1.00
Par value	55,068	55,068
Treasury shares	3,994	3,869
Series A Common Shares
U.S. Cellular shareholders' equity
Authorized shares	50,000	50,000
Issued shares	33,006	33,006
Outstanding shares	33,006	33,006
Par value per share	$ 1.00	$ 1.00
Par value	$ 33,006	$ 33,006